Consolidated balance sheet - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks		$ 154,099	$ 162,843
Items in the course of collection from other banks		4,956	5,787
Hong Kong Government certificates of indebtedness		38,380	35,859
Trading assets		254,271	238,130
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		43,627	41,111
Derivatives		242,995	207,825
Loans and advances to banks		69,203	72,167
Loans and advances to customers		1,036,743	981,696
Reverse repurchase agreements – non-trading		240,862	242,804
Financial investments		443,312	407,433
Prepayments, accrued income and other assets		136,680	110,571
Current tax assets		755	684
Interests in associates and joint ventures		24,474	22,407
Goodwill and intangible assets		20,163	24,357
Deferred tax assets		4,632	4,450
Total assets		2,715,152	2,558,124
Liabilities
Hong Kong currency notes in circulation		38,380	35,859
Deposits by banks		59,022	56,331
Customer accounts		1,439,115	1,362,643
Repurchase agreements – non-trading		140,344	165,884
Items in the course of transmission to other banks		4,817	5,641
Trading liabilities		83,170	84,431
Financial liabilities designated at fair value		164,466	148,505
Derivatives		239,497	205,835
Debt securities in issue		104,555	85,342
Accruals, deferred income and other liabilities		118,156	97,380
Current tax liabilities		2,150	718
Liabilities under insurance contracts		97,439	87,330
Provisions		3,398	2,920
Deferred tax liabilities		3,375	2,619
Subordinated liabilities		24,600	22,437
Total liabilities		2,522,484	2,363,875
Equity
Called up share capital		10,319	10,180
Share premium account		13,959	13,609
Other equity instruments		20,871	22,367
Other reserves		2,127	1,906
Retained earnings		136,679	138,191
Total shareholders’ equity		183,955	186,253
Non-controlling interests		8,713	7,996
Total equity		192,668	194,249
Total liabilities and equity		2,715,152	2,558,124
HSBC Holdings
Assets
Cash and balances with HSBC undertakings		2,382	3,509
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		61,964	23,513
Derivatives		2,002	707
Loans and advances to banks		10,218	56,144
Financial investments		16,106	0
Prepayments, accrued income and other assets		559	126
Current tax assets		203	594
Investments in subsidiaries	[1]	161,473	160,231
Intangible assets		333	357
Deferred tax assets		0	0
Total assets		255,240	245,181
Liabilities
Amounts owed to HSBC undertakings		464	949
Financial liabilities designated at fair value		30,303	25,049
Derivatives		2,021	2,159
Debt securities in issue		56,844	50,800
Accruals, deferred income and other liabilities		1,915	994
Deferred tax liabilities		288	162
Subordinated liabilities		18,361	17,715
Total liabilities		110,196	97,828
Equity
Called up share capital		10,319	10,180
Share premium account		13,959	13,609
Other equity instruments		20,743	22,231
Other reserves		37,539	39,899
Retained earnings		62,484	61,434
Total equity		145,044	147,353
Total liabilities and equity		$ 255,240	$ 245,181

[1]	The 2018 year included $56,587m (2019: nil) capital injection to HSBC Asia Holdings Limited.